Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0001758057
Registrant Name	Luminar Technologies, Inc./DE
Registration File Number	333-279118
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES